UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Dividend Income Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 61.79%
Consumer Discretionary – 4.43%
Asian Pay Television Trust	4,075,000	$2,587,557
Bayerische Motoren Werke	4,455	517,747
Cablevision Systems Class A	26,500	466,400
Carnival	1,979	78,487
Don Quijote Holdings	4,800	260,288
General Motors †	6,110	221,182
Hanesbrands	1,700	124,576
Hertz Global Holdings †	10,600	296,906
Johnson Controls	183,300	9,055,020
Kering	2,235	458,410
Las Vegas Sands	2,960	252,340
Lowe’s	191,600	9,585,748
Nitori Holdings	13,486	609,417
Publicis Groupe	9,584	910,108
Quiksilver †	36,764	286,759
Tarkett †	0	2,068,527
Techtronic Industries	132,500	351,715
Toyota Motor	22,400	1,284,873
United Rentals †	1,448	127,916
Yue Yuen Industrial Holdings	225,500	690,109
		30,234,085
Consumer Staples – 6.17%
Akorn †	10,895	281,309
Archer-Daniels-Midland	222,500	9,033,500
Aryzta †	18,454	1,539,931
Carlsberg Class B	8,953	944,696
Coca-Cola	41,300	1,577,660
CVS Caremark	132,300	9,676,422
Kraft Foods Group	168,200	9,296,414
Mondelez International Class A	266,800	9,079,204
Tesco	117,976	650,376
		42,079,512
Diversified REITs – 0.56%
Lexington Realty Trust	177,000	2,019,570
Mapletree Commercial Trust	759,000	724,425
Vornado Realty Trust	11,000	1,059,190
		3,803,185
Energy – 7.58%
BP ADR	35,100	1,776,411
Chevron	76,000	8,765,080
CNOOC	353,000	578,588

NQ-129 [2/14] 4/14 (12353)     1

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Energy (continued)
ConocoPhillips	133,800	$8,897,700
Halcon Resources †	7,496	28,559
Halliburton	181,000	10,317,000
Kodiak Oil & Gas †	26,564	313,721
Marathon Oil	266,000	8,911,000
Occidental Petroleum	100,600	9,709,912
Range Resources	3,097	266,497
Saipem	24,540	577,168
Subsea 7	33,873	646,205
Total	12,840	833,485
Transocean	1,792	75,981
		51,697,307
Financials – 6.05%
Allstate	174,600	9,473,796
AXA	42,027	1,098,667
Bank of New York Mellon	273,800	8,761,600
Bank Rakyat Indonesia Persero	410,798	328,207
Marsh & McLennan	188,100	9,058,896
Mitsubishi UFJ Financial Group	172,700	995,873
Nordea Bank	80,884	1,158,630
Standard Chartered	25,285	535,630
Travelers	107,700	9,029,568
UniCredit	107,037	851,709
		41,292,576
Healthcare – 9.42%
Baxter International	131,200	9,118,400
Cardinal Health	134,600	9,627,938
Healthcare Realty Trust	43,300	1,037,901
Healthcare Trust of America Class A	91,000	1,021,930
Johnson & Johnson	97,000	8,935,640
LTC Properties	16,900	636,792
Meda Class A	4,639	70,033
Merck	180,200	10,269,562
Novartis	13,201	1,102,335
Pfizer	292,538	9,393,395
Quest Diagnostics	166,100	8,803,300
Sanofi	10,175	1,057,938
Stada Arzneimittel	9,380	482,266
Teva Pharmaceutical Industries ADR	24,410	1,217,815
Valeant Pharmaceuticals International †	1,760	254,954

2     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Healthcare (continued)
Ventas	19,800	$1,236,114
		64,266,313
Hotel REITs – 0.52%
Concentradora Fibra Hotelera Mexicana	569,785	905,621
RLJ Lodging Trust	37,600	977,224
Strategic Hotels & Resorts †	166,300	1,661,337
		3,544,182
Industrials – 6.10%
B/E Aerospace †	1,430	120,478
Deutsche Post	21,957	824,630
East Japan Railway	8,646	674,557
First Industrial Realty Trust	100,400	1,931,696
First Potomac Realty Trust	57,500	729,100
General Electric	223,600	5,695,092
ITOCHU	62,189	772,208
Koninklijke Philips Electronics	22,826	798,982
Mueller Water Products Class A	12,424	119,892
Northrop Grumman	76,000	9,198,280
Raytheon	99,000	9,693,090
Terreno Realty	28,600	534,248
Vinci	14,274	1,066,452
Waste Management	214,000	8,881,000
Westjet Airlines	24,956	574,694
		41,614,399
Information Technology – 8.37%
Apple	6,700	3,525,808
Broadcom Class A	304,200	9,040,824
CGI Group Class A †	35,046	1,145,193
Cisco Systems	400,600	8,733,080
Intel	362,200	8,968,072
Microsoft	184,500	7,068,195
Motorola Solutions	139,142	9,211,200
NCR †	3,620	123,261
Teleperformance	13,298	846,145
Xerox	767,400	8,433,726
		57,095,504
Mall REITs – 1.20%
CBL & Associates Properties	39,700	706,263
General Growth Properties	96,200	2,118,324
Simon Property Group	33,163	5,348,860
		8,173,447

NQ-129 [2/14] 4/14 (12353)     3

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Manufactured Housing REIT – 0.24%
Equity Lifestyle Properties	10,127	$407,612
Sun Communities	26,600	1,225,196
		1,632,808
Materials – 1.86%
AuRico Gold	46,062	227,210
duPont (E.I.) deNemours	146,200	9,739,844
Lafarge	10,437	784,677
Rexam	77,320	639,243
Rio Tinto	15,291	878,937
Yamana Gold	43,613	436,563
		12,706,474
Media – 0.08%
DIRECTV Class A †	3,850	298,760
Time Warner Cable	1,723	241,823
		540,583
Mixed REITs – 0.56%
Duke Realty	150,300	2,525,040
Liberty Property Trust	34,300	1,312,318
		3,837,358
Multifamily REITs – 1.11%
American Campus Communities	18,300	676,002
AvalonBay Communities	12,800	1,650,816
BRE Properties	26,300	1,624,551
Equity Residential	24,100	1,409,127
Post Properties	45,700	2,217,821
		7,578,317
Office REITs – 0.90%
Alstria Office REIT	73,600	1,022,467
Brandywine Realty Trust	59,400	870,210
Corporate Office Properties Trust	29,400	784,098
Douglas Emmett	39,600	1,066,428
Highwoods Properties	43,600	1,644,156
Parkway Properties	41,343	761,951
		6,149,310
Shopping Center REITs – 0.94%
Agree Realty	37,500	1,152,750
AmREIT	8,100	140,454
DDR	74,400	1,236,528
First Capital Realty	45,403	728,483
Lippo Malls Indonesia Retail Trust	2,593,000	807,916

4     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Shopping Center REITs (continued)
Ramco-Gershenson Properties Trust	110,500	$1,845,350
Wheeler Real Estate Investment Trust	113,393	510,269
		6,421,750
Single Tenant REIT – 0.18%
National Retail Properties	33,800	1,213,082
		1,213,082
Single Tenant REITs – 0.17%
American Realty Capital Properties	78,200	1,148,758
		1,148,758
Specialty – 0.36%
AMC Entertainment Holdings †	60,400	1,382,556
Santander Consumer USA Holdings †	41,158	1,042,532
		2,425,088
Specialty REITs – 0.32%
EPR Properties	22,500	1,198,350
Gladstone Land	78,110	999,808
		2,198,158
Telecommunications – 3.15%
AT&T	277,800	8,870,154
Century Communications =†	1,625,000	0
CenturyLink	6,206	194,000
KDDI	6,978	425,076
Mobile Telesystems ADR	31,012	534,027
Nippon Telegraph & Telephone	12,337	690,930
Verizon Communications	194,700	9,263,826
Verizon Communications	1	42
Vivendi	43,915	1,255,612
Vodafone Group	54,779	228,414
		21,462,081
Utilities – 1.52%
Edison International	191,400	10,023,618
Mirant (Escrow) †	425,000	0
National Grid	26,136	365,239
		10,388,857
Total Common Stock (cost $339,913,141)		421,503,134

Exchange-Traded Fund – 0.19%
Market Vectors High Yield Municipal Index ETF	42,600	1,261,386
Total Exchange-Traded Fund (cost $1,260,031)		1,261,386

NQ-129 [2/14] 4/14 (12353)     5

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock – 3.09%
Chesapeake Energy 144A 5.75% exercise price $27.83,
expiration date 12/31/49 #	955	$1,069,003
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, expiration date 3/31/28	39,900	2,041,284
Goodyear Tire & Rubber 5.875% exercise price $18.21,
expiration date 3/31/14	20,950	1,567,978
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49	1,855	1,380,120
HealthSouth 6.50% exercise price $30.17, expiration date
12/31/49	1,753	2,163,202
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,038	1,318,260
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	43,700	2,337,950
Maiden Holdings 7.25% exercise price $15.50, expiration
date 9/15/16	45,775	2,065,368
MetLife 5.00% exercise price $44.27, expiration date
3/26/14	67,870	2,008,273
SandRidge Energy
7.00% exercise price $7.76, expiration date 12/31/49	5,300	543,581
8.50% exercise price $8.01, expiration date 12/31/49	11,790	1,240,898
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,411	1,662,158
Weyerhaeuser 6.375% exercise price $33.30, expiration
date 7/1/16	11,113	605,214
Wheeler REIT 9.00% exercise price $5.50, expiration date
12/31/49 @=	1,028	1,073,361
Total Convertible Preferred Stock (cost $20,441,342)		21,076,650

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.33%
BAML Commercial Mortgage
Series 2006-4 A4 5.634% 7/10/46	1,000,000	$1,086,242
Morgan Stanley Capital I Trust
Series 2007-T27 A4 5.65% 6/11/42 •	1,000,000	1,127,984
Total Commercial Mortgage-Backed Securities (cost $1,997,929)		2,214,226

Convertible Bonds – 10.17%
Basic Industry – 0.20%
Peabody Energy 4.75% exercise price $57.62, expiration
date 12/15/41	788,000	630,400

6     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Basic Industry (continued)
Steel Dynamics 5.125% exercise price $17.14, expiration
date 6/15/14	658,000	$718,454
		1,348,854
Capital Goods – 0.91%
L-3 Communications Holdings 3.00% exercise price
$89.08, expiration date 8/1/35	1,492,000	1,951,723
Owens-Brockway Glass Container 144A 3.00% exercise
price $47.47, expiration date 5/28/15 #	2,517,000	2,608,241
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	1,935,000	1,652,006
		6,211,970
Communications – 2.18%
Alaska Communications Systems Group 144A 6.25%
exercise price $10.28, expiration date 4/27/18 #	1,810,000	1,535,106
Blucora 144A 4.25% exercise price $21.66, expiration date
3/29/19 #	997,000	1,117,263
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40 #	2,181,000	2,535,413
Equinix 4.75% exercise price $84.32, expiration date
6/13/16	455,000	1,058,444
Leap Wireless International 4.50% exercise price $93.21,
expiration date 7/10/14	2,433,000	2,463,413
Liberty Interactive 144A 0.75% exercise price $1,000.00,
expiration date 3/30/43 #	1,464,000	1,859,280
Liberty Interactive 144A 1.00% exercise price $74.31,
expiration date 9/28/43 #	2,662,000	2,788,445
Rovi 2.625% exercise price $47.36, expiration date
2/10/40	673,000	684,778
SBA Communications 4.00% exercise price $30.38,
expiration date 9/29/14	271,000	847,383
		14,889,525
Consumer Cyclical – 1.12%
ArvinMeritor 4.00% exercise price $26.73, expiration date
2/12/27 Φ	3,072,000	3,158,400
Iconix Brand Group 2.50% exercise price $30.75,
expiration date 5/31/16	1,245,000	1,731,328
International Game Technology 3.25% exercise price
$19.80, expiration date 5/1/14	554,000	556,770
Live Nation Entertainment 2.875% exercise price $27.14,
expiration date 7/14/27	2,165,000	2,217,772
		7,664,270

NQ-129 [2/14] 4/14 (12353)     7

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical – 1.61%
Alere 3.00% exercise price $43.98, expiration date
5/15/16	1,262,000	$1,427,638
Dendreon 2.875% exercise price $51.24, expiration date
1/13/16	1,139,000	841,436
Hologic 2.00% exercise price $38.59, expiration date
12/15/43 Φ	1,666,000	1,744,094
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 Φ	1,168,000	1,201,580
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	419,000	1,752,729
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	2,636,000	3,065,998
Vector Group 2.50% exercise price $17.62, expiration date
1/14/19 •	739,000	948,765
		10,982,240
Energy – 0.96%
Chesapeake Energy 2.50% exercise price $50.90,
expiration date 5/15/37	683,000	700,929
Energy XXI Bermuda 144A 3.00% exercise price $40.40,
expiration date 12/13/18 #	2,329,000	2,253,308
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	1,387,000	1,720,747
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	1,786,000	1,892,044
		6,567,028
Financials – 0.61%
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	1,558,000	1,702,115
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,293,000	2,437,746
		4,139,861
Healthcare – 0.05%
Salix Pharmaceuticals 1.50% exercise price $65.81,
expiration date 3/15/19	204,000	361,718
		361,718
Industrials – 0.16%
General Cable 5.00% exercise price $35.88, expiration
date 11/15/29 Φ	953,000	1,078,081
		1,078,081
REITs – 0.78%
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	2,032,000	2,246,630

8     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
REITs (continued)
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	1,757,000	$1,746,019
Forest City Enterprises 144A 3.625% exercise price
$24.21, expiration date 8/14/20 #	1,247,000	1,309,350
		5,301,999
Technology – 1.59%
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	1,141,000	1,687,254
Linear Technology 3.00% exercise price $40.93, expiration
date 4/30/27	1,912,000	2,211,945
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	1,574,000	1,568,098
SanDisk 1.50% exercise price $51.83, expiration date
8/11/17	1,204,000	1,845,883
TIBCO Software 2.25% exercise price $50.57, expiration
date 4/30/32	2,064,000	2,093,670
VeriSign 3.25% exercise price $34.37, expiration date
8/15/37	856,000	1,452,525
		10,859,375
Total Convertible Bonds (cost $62,825,413)		69,404,921

Corporate Bonds – 12.89%
Automobiles – 0.58%
American Axle & Manufacturing 7.75% 11/15/19	274,000	317,155
Chassix 144A 9.25% 8/1/18 #	255,000	274,763
Chrysler Group
144A 8.25% 6/15/21 #	400,000	455,000
8.25% 6/15/21	235,000	267,313
Cooper-Standard Holding 144A PIK 7.375% 4/1/18 #❆	505,000	517,625
General Motors 144A 6.25% 10/2/43 #	330,000	367,125
General Motors Financial 6.75% 6/1/18	515,000	602,550
International Automotive Components Group 144A
9.125% 6/1/18 #	628,000	664,110
Meritor
6.25% 2/15/24	180,000	184,500
6.75% 6/15/21	325,000	346,938
		3,997,079
Banking – 0.43%
Barclays Bank 7.625% 11/21/22	550,000	609,125
Credit Suisse Group 144A 7.50% 12/11/49 #•	520,000	572,031
HBOS Capital Funding 144A 6.071% 6/29/49 #•	782,000	787,865
JPMorgan Chase 6.75% 1/29/49 •	335,000	353,425

NQ-129 [2/14] 4/14 (12353)     9

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
RBS Capital Trust I 2.112% 12/29/49 •	600,000	$588,000
		2,910,446
Basic Industry – 1.67%
AK Steel 7.625% 5/15/20	228,000	226,860
APERAM 144A 7.75% 4/1/18 #	275,000	291,500
ArcelorMittal 6.125% 6/1/18	809,000	892,934
Arch Coal 144A 8.00% 1/15/19 #	510,000	516,375
Axalta Coating System 144A 7.375% 5/1/21 #	265,000	287,525
Builders FirstSource 144A 7.625% 6/1/21 #	684,000	733,590
Cemex 144A 7.25% 1/15/21 #	315,000	338,625
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	285,000	313,215
CPG Merger Sub 144A 8.00% 10/1/21 #	540,000	583,200
First Quantum Minerals
144A 6.75% 2/15/20 #	223,000	230,805
144A 7.00% 2/15/21 #	223,000	231,363
FMG Resources August 2006 144A 6.875% 4/1/22 #	574,000	624,943
HD Supply 11.50% 7/15/20	425,000	519,563
Headwaters 7.625% 4/1/19	118,000	128,620
INEOS Group Holdings 144A 5.875% 2/15/19 #	640,000	660,800
JMC Steel Group 144A 8.25% 3/15/18 #	417,000	435,244
LSB Industries 144A 7.75% 8/1/19 #	115,000	123,913
Masonite International 144A 8.25% 4/15/21 #	560,000	618,800
New Gold 144A 6.25% 11/15/22 #	394,000	395,970
Nortek 8.50% 4/15/21	455,000	511,875
Perstorp Holding 144A 8.75% 5/15/17 #	435,000	469,256
Ryerson
9.00% 10/15/17	277,000	302,623
11.25% 10/15/18	112,000	126,280
Sappi Papier Holding
144A 6.625% 4/15/21 #	280,000	287,000
144A 8.375% 6/15/19 #	455,000	507,325
Taminco Global Chemical 144A 9.75% 3/31/20 #	174,000	198,360
TPC Group 144A 8.75% 12/15/20 #	523,000	567,455
Wise Metals Group 144A 8.75% 12/15/18 #	235,000	254,975
		11,378,994
Capital Goods – 0.74%
Accudyne Industries 144A 7.75% 12/15/20 #	250,000	268,750
Beverage Packaging Holdings Luxembourg II
144A 5.625% 12/15/16 #	120,000	124,050
144A 6.00% 6/15/17 #	130,000	135,525
BlueLine Rental Finance 144A 7.00% 2/1/19 #	315,000	333,506
BOE Intermediate Holding 144A PIK 9.75% 11/1/17 #✥	352,735	379,411

10     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
BOE Merger 144A PIK 9.50% 11/1/17 #❆	469,000	$500,658
Consolidated Container 144A 10.125% 7/15/20 #	419,000	447,283
Milacron 144A 7.75% 2/15/21 #	435,000	467,625
Plastipak Holdings 144A 6.50% 10/1/21 #	405,000	421,200
Reynolds Group Issuer
8.25% 2/15/21	505,000	554,238
9.875% 8/15/19	675,000	764,438
TransDigm 7.50% 7/15/21	565,000	625,738
		5,022,422
Communications – 1.37%
CenturyLink 6.75% 12/1/23	370,000	394,050
Comcel Trust 144A 6.875% 2/6/24 #	200,000	207,250
Digicel Group 144A 8.25% 9/30/20 #	925,000	982,813
Hughes Satellite Systems 7.625% 6/15/21	368,000	417,680
Intelsat Luxembourg
144A 7.75% 6/1/21 #	385,000	415,800
144A 8.125% 6/1/23 #	1,520,000	1,656,800
Level 3 Communications 8.875% 6/1/19	153,000	169,448
Level 3 Financing
144A 6.125% 1/15/21 #	185,000	196,100
7.00% 6/1/20	466,000	510,270
Sprint
144A 7.125% 6/15/24 #	650,000	684,125
144A 7.25% 9/15/21 #	520,000	571,350
144A 7.875% 9/15/23 #	350,000	388,500
Sprint Capital 6.90% 5/1/19	360,000	397,800
T-Mobile USA
6.125% 1/15/22	160,000	169,600
6.25% 4/1/21	210,000	224,700
6.50% 1/15/24	100,000	106,250
6.731% 4/28/22	185,000	200,494
Wind Acquisition Finance 144A 11.75% 7/15/17 #	225,000	238,500
Windstream
7.50% 6/1/22	223,000	237,495
7.75% 10/1/21	300,000	325,500
Zayo Group 10.125% 7/1/20	739,000	860,011
		9,354,536
Consumer Cyclical – 0.95%
BI-LO 144A PIK 8.625% 9/15/18 #❆	375,000	392,813
Burlington Coat Factory Warehouse 10.00% 2/15/19	433,000	483,878
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #❆	270,000	282,825
Dave & Buster’s Entertainment 144A 10.004% 2/15/16 #^	502,000	419,170

NQ-129 [2/14] 4/14 (12353)     11

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
DBP Holding 144A 7.75% 10/15/20 #	636,000	$621,690
Landry’s 144A 9.375% 5/1/20 #	531,000	586,755
Michaels Stores 144A 5.875% 12/15/20 #	425,000	431,375
Pantry 8.375% 8/1/20	406,000	440,510
Party City Holdings 8.875% 8/1/20	450,000	504,000
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	467,000	505,528
Quiksilver 144A 7.875% 8/1/18 #	520,000	569,400
Rite Aid 6.75% 6/15/21	505,000	558,025
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	200,000	214,000
Taylor Morrison Communities 144A 5.625% 3/1/24 #	105,000	105,000
Tempur-Pedic International 6.875% 12/15/20	330,000	363,000
		6,477,969
Consumer Non-Cyclical – 0.26%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	330,000	366,300
JBS Investments 144A 7.75% 10/28/20 #	200,000	208,000
JBS USA 144A 8.25% 2/1/20 #	368,000	404,800
Smithfield Foods 6.625% 8/15/22	390,000	423,150
Spectrum Brands
6.375% 11/15/20	77,000	84,315
6.625% 11/15/22	291,000	318,645
		1,805,210
Energy – 1.84%
Calumet Specialty Products Partners
7.625% 1/15/22	295,000	314,544
9.375% 5/1/19	515,000	571,650
Chaparral Energy
7.625% 11/15/22	189,000	206,010
8.25% 9/1/21	236,000	259,600
CHC Helicopter 9.375% 6/1/21	220,000	233,475
Chesapeake Energy
5.375% 6/15/21	90,000	96,750
6.125% 2/15/21	72,000	79,920
6.625% 8/15/20	325,000	372,938
Cloud Peak Energy Resources 6.375% 3/15/24	100,000	103,750
Comstock Resources 7.75% 4/1/19	421,000	452,575
Drill Rigs Holdings 144A 6.50% 10/1/17 #	406,000	428,330
Exterran Partners 6.00% 4/1/21	460,000	457,700
Genesis Energy 5.75% 2/15/21	530,000	547,225
Halcon Resources
8.875% 5/15/21	147,000	150,308
144A 9.75% 7/15/20 #	465,000	491,156

12     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Hercules Offshore
144A 7.50% 10/1/21 #	255,000	$270,938
144A 8.75% 7/15/21 #	140,000	156,800
Key Energy Services 6.75% 3/1/21	520,000	547,300
Laredo Petroleum
144A 5.625% 1/15/22 #	250,000	254,688
7.375% 5/1/22	98,000	109,270
Linn Energy
6.50% 5/15/19	187,000	195,883
8.625% 4/15/20	105,000	114,975
MarkWest Energy Partners 5.50% 2/15/23	210,000	218,400
Midstates Petroleum 9.25% 6/1/21	715,000	759,688
Murphy Oil U.S.A. 144A 6.00% 8/15/23 #	360,000	368,100
Northern Blizzard Resources 144A 7.25% 2/1/22 #	545,000	556,581
Northern Oil & Gas 8.00% 6/1/20	430,000	460,100
NuStar Logistics 6.75% 2/1/21	315,000	338,625
Oasis Petroleum 144A 6.875% 3/15/22 #	385,000	419,650
Offshore Group Investment 7.125% 4/1/23	210,000	215,775
PDC Energy 7.75% 10/15/22	450,000	493,875
Regency Energy Partners 5.875% 3/1/22	440,000	458,700
Samson Investment 144A 10.75% 2/15/20 #	368,000	410,780
SandRidge Energy 8.125% 10/15/22	849,000	916,920
Ultra Petroleum 144A 5.75% 12/15/18 #	475,000	498,750
		12,531,729
Financials – 0.09%
Nuveen Investments 144A 9.50% 10/15/20 #	571,000	612,398
		612,398
Healthcare – 1.18%
Air Medical Group Holdings 9.25% 11/1/18	318,000	346,620
Biomet 6.50% 10/1/20	802,000	859,143
Community Health Systems
6.875% 2/1/22	380,000	404,938
7.125% 7/15/20	142,000	155,313
8.00% 11/15/19	343,000	382,788
Healthcare Technology Intermediate 144A PIK
7.375% 9/1/18 #❆	480,000	499,200
Immucor 11.125% 8/15/19	555,000	628,538
Kinetic Concepts
10.50% 11/1/18	334,000	387,858
12.50% 11/1/19	245,000	284,200
MPH Intermediate Holding 2 144A PIK 8.375% 8/1/18 #❆	255,000	266,794
Par Pharmaceutical 7.375% 10/15/20	1,092,000	1,187,550

NQ-129 [2/14] 4/14 (12353)     13

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Radnet Management 10.375% 4/1/18	291,000	$291,728
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	640,000	686,400
Tenet Healthcare
144A 6.00% 10/1/20 #	250,000	269,219
8.125% 4/1/22	315,000	353,588
Truven Health Analytics 10.625% 6/1/20	178,000	202,475
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	440,000	468,050
144A 6.375% 10/15/20 #	237,000	260,108
144A 7.00% 10/1/20 #	95,000	104,144
		8,038,654
Industrials – 0.08%
Covanta Holding 5.875% 3/1/24	350,000	358,729
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	205,000	213,200
		571,929
Insurance – 0.40%
American International Group 8.175% 5/15/58 •	480,000	620,544
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	400,000	423,000
Liberty Mutual Group 144A 7.00% 3/15/37 #•	443,000	464,043
Onex USI Acquisition 144A 7.75% 1/15/21 #	446,000	466,070
XL Group 6.50% 12/29/49 •	758,000	751,368
		2,725,025
Media – 1.05%
CCO Holdings 5.25% 9/30/22	402,000	403,005
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	317,000	336,813
Clear Channel Worldwide Holdings
7.625% 3/15/20	524,000	569,850
7.625% 3/15/20	39,000	42,120
Columbus International 144A 11.50% 11/20/14 #	295,000	313,438
CSC Holdings 6.75% 11/15/21	305,000	345,413
DISH DBS 5.00% 3/15/23	665,000	661,675
Gray Television 7.50% 10/1/20	510,000	558,450
MDC Partners 144A 6.75% 4/1/20 #	520,000	557,700
Nara Cable Funding
144A 8.875% 12/1/18 #	200,000	218,500
144A 8.875% 12/1/18 #	200,000	217,000
ONO Finance II 144A 10.875% 7/15/19 #	260,000	288,600
RCN Telecom Services 144A 8.50% 8/15/20 #	270,000	284,850
Univision Communications 144A 8.50% 5/15/21 #	884,000	986,765
UPCB Finance VI 144A 6.875% 1/15/22 #	322,000	353,798
Virgin Media Finance 144A 6.375% 4/15/23 #	420,000	446,250

14     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
VTR Finance 144A 6.875% 1/15/24 #	575,000	$590,213
		7,174,440
Services – 1.07%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	490,000	536,550
144A 10.75% 10/15/19 #	694,000	766,870
ARAMARK 144A 5.75% 3/15/20 #	550,000	583,000
Avis Budget Car Rental 5.50% 4/1/23	416,000	422,240
Carlson Wagonlit 144A 6.875% 6/15/19 #	425,000	456,875
Darling Escrow 144A 5.375% 1/15/22 #	200,000	205,500
H&E Equipment Services 7.00% 9/1/22	364,000	402,220
M/I Homes 8.625% 11/15/18	255,000	276,994
Mattamy Group 144A 6.50% 11/15/20 #	402,000	408,030
MGM Resorts International
6.75% 10/1/20	135,000	149,513
7.75% 3/15/22	197,000	227,043
11.375% 3/1/18	475,000	618,688
PHH
6.375% 8/15/21	200,000	203,000
7.375% 9/1/19	219,000	239,805
Pinnacle Entertainment
7.75% 4/1/22	163,000	178,485
8.75% 5/15/20	25,000	27,625
PNK Finance 144A 6.375% 8/1/21 #	210,000	220,500
Seven Seas Cruises 9.125% 5/15/19	479,000	531,690
Stena 144A 7.00% 2/1/24 #	575,000	593,688
Watco 144A 6.375% 4/1/23 #	220,000	223,300
		7,271,616
Technology – 0.82%
Advanced Micro Devices 144A 6.75% 3/1/19 #	375,000	377,813
BMC Software Finance 144A 8.125% 7/15/21 #	610,000	644,313
First Data
144A 11.25% 1/15/21 #	685,000	782,613
144A 11.75% 8/15/21 #	675,000	725,625
144A 11.75% 8/15/21 #	60,000	64,500
First Data Holdings 144A PIK 14.50% 9/24/19 #❆	310,000	310,000
Freescale Semiconductor
144A 6.00% 1/15/22 #	255,000	271,256
10.75% 8/1/20	50,000	58,375
j2 Global 8.00% 8/1/20	618,000	675,165
Micron Technology 144A 5.875% 2/15/22 #	570,000	597,075

NQ-129 [2/14] 4/14 (12353)     15

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
NCR Escrow
144A 5.875% 12/15/21 #	150,000	$161,250
144A 6.375% 12/15/23 #	460,000	494,500
Viasystems 144A 7.875% 5/1/19 #	430,000	463,863
		5,626,348
Utilities – 0.36%
AES
7.375% 7/1/21	369,000	421,583
8.00% 6/1/20	45,000	53,100
AES Gener 144A 8.375% 12/18/73 #•	400,000	425,000
Calpine
144A 5.875% 1/15/24 #	125,000	128,750
144A 6.00% 1/15/22 #	500,000	532,500
Elwood Energy 8.159% 7/5/26	389,530	422,640
Enel 144A 8.75% 9/24/73 #•	400,000	447,000
		2,430,573
Total Corporate Bonds (cost $83,061,403)		87,929,368

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 8.845% 1/15/87 #@t	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.62%
California State
Various Purposes 5.00% 11/1/43	1,000,000	1,063,420
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,010,670
(Kaiser Permanente) Series A 5.00% 4/1/42	855,000	885,455
Colorado Health Facilities Authority
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,307,475
Dallas/Fort Worth International Airport
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,009,130
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	1,300,000	1,071,304
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	240,000	249,989
Series AA 5.00% 6/15/44	760,000	794,147
New York City Water & Sewer System
(Second Generation) Series BB 5.00% 6/15/47	1,250,000	1,324,113

16     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,052,760
Texas Private Activity Bond Surface Transportation Senior
Lien Revenue Bond
6.75% 6/30/43 (AMT)	450,000	492,962
Utility Debt Securitization Authority
(Restructuring) Series TE 5.00% 12/15/41	750,000	820,118
Total Municipal Bonds (cost $10,567,658)		11,081,543

Senior Secured Loans – 2.28%«
Accelent 1st Lien 4.50% 2/21/21	600,000	602,250
Akorn Tranche B 4.50% 11/13/20	520,000	525,200
Applied Systems 1st Lien 4.25% 1/15/21	381,000	384,048
Applied Systems 2nd Lien 7.50% 1/15/22	398,000	407,950
Azure Midstream Tranche B 6.50% 10/21/18	435,000	440,438
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	280,000	288,167
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	290,000	292,227
BMC Software 1st Lien 5.00% 8/9/20	150,000	150,675
Borgata Tranche B 1st Lien 6.75% 8/15/18	540,000	546,300
Citycenter Holdings Tranche B 5.00% 10/9/20	555,000	561,442
Clear Channel Communications Tranche D 6.75% 1/30/19	905,000	890,213
Community Health Systems Tranche D 4.25% 1/27/21	320,000	323,275
Drillships Financing Holding Tranche B1 6.00% 2/17/21	579,361	592,276
Entegris Bridge Loan 7.00% 2/4/15 @	420,000	420,000
Gentiva Health Services Tranche B 6.50% 10/10/19	535,000	541,019
Gray Television 4.75% 10/11/19	597,000	602,037
Hostess Brands 1st Lien 6.75% 3/12/20	585,000	609,131
Hudson’s Bay 2nd Lien 8.25% 10/7/21	145,000	149,954
Ikaria 5.00% 2/4/22	591,000	595,876
Ineos U.S. Finance 4.00% 5/4/18	513,696	513,054
Kinetic Concepts Tranche E1 4.00% 5/8/18	525,000	527,494
LTS Buyer 2nd Lien 8.00% 3/15/21	82,225	83,870
Moxie Liberty Tranche B 7.50% 8/21/20	295,000	301,638
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/18/20	290,000	298,700
Neiman Marcus Group 5.00% 10/18/20	558,600	565,738
Nuveen Investments 2nd Lien 6.50% 2/28/19	280,000	278,367
Ortho-Clinical Bridge Loan 7.00% 1/15/15 @	890,000	890,000
Otter Products Tranche B 5.25% 4/29/19	613,671	615,972
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	220,000	226,050
Patheon 4.25% 1/23/21	625,000	623,828
Polymer Group Tranche B 5.25% 12/13/19	480,000	484,500

NQ-129 [2/14] 4/14 (12353)     17

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Rite Aid 2nd Lien 5.75% 8/3/20		220,000	225,555
Samson Investment 2nd Lien 5.00% 9/25/18		595,000	601,099
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19		370,000	375,550
Total Senior Secured Loans (cost $15,423,778)			15,533,893

Sovereign Bonds – 0.91%Δ
Mexico – 0.91%
Mexican Bonos
6.50% 6/10/21	MXN	35,108,000	2,752,553
8.00% 6/11/20	MXN	40,745,000	3,463,852
Total Sovereign Bonds (cost $6,450,354)			6,216,405

		Number of
		Shares
Limited Partnership – 0.12%
Lehigh Gas Partners		31,500	845,145
Total Limited Partnership (cost $820,931)			845,145

Preferred Stock – 0.43%
Ally Financial 7.00% #		900	891,759
Freddie Mac 6.02%		40,000	430,000
GMAC Capital Trust I 8.125% •		17,000	461,550
Regions Financial 6.375%		17,000	405,450
Vornado Realty Trust 6.625%		28,600	709,280
Total Preferred Stock (cost $3,309,719)			2,898,039

	Principal amount°
Short-Term Investments – 4.76%
Repurchase Agreements – 3.56%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $6,343,145 (collateralized by U.S.
government obligations 0.625% - 1.75% 2/15/17 -
5/15/22; market value $6,470,003)		6,343,140	6,343,140
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $1,057,193 (collateralized by U.S.
government obligations 0.00% - 0.25% 8/21/14 -
1/31/16; market value $1,078,336)		1,057,190	1,057,190

18     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $16,885,741 (collateralized by U.S.
government obligations 1.375% - 2.375% 9/30/14 -
1/31/21; market value $17,225,318)	16,885,670	$16,885,670
		24,286,000
U.S. Treasury Obligations – 1.20%≠
U.S. Treasury Bills
0.04% 4/24/14	5,990,077	5,989,676
0.093% 11/13/14	2,208,836	2,207,506
		8,197,182
Total Short-Term Investments (cost $32,482,953)		32,483,182

Total Value of Securities – 98.58%
(cost $579,659,652)		672,447,892

Receivables and Other Assets Net of Liabilities – 1.42%		9,717,108
Net Assets – 100.00%		$682,165,000

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $72,730,842, which represented 10.88% of the Fund’s net assets. See Note 6 in “Notes.”
@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $2,383,361, which represented 0.35% of the Fund’s net assets. See Note 6 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2013, the aggregate value of fair valued securities was $1,073,361, which represented 0.16% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.

NQ-129 [2/14] 4/14 (12353)     19

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2014.

The following foreign currency contracts, futures contract and swap contracts were outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	MXN	(11,312,835)	USD	845,319	3/21/14	$(6,644)
BNYM	EUR	(190,617)	USD	260,358	3/3/14	(2,740)
BNYM	EUR	(452,976)	USD	618,705	3/4/14	(6,513)
						$(15,897)

Futures Contract

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(100)	S&P 500 E-mini	$(8,872,967)	$(9,288,000)	3/22/14	$(415,033)

Swap Contracts
CDS Contracts2

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMC	CDX.NA.HY.21	$10,000,000	5.00%	12/20/18	$(403,394)

The use of foreign currency contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

20     NQ-129 [2/14] 4/14 (12353)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BCLY – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
EUR – European Monetary Unit
HY – High Yield
JPMC – JPMorgan Chase Bank
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
USD – United States Dollar

NQ-129 [2/14] 4/14 (12353)     21

Notes
Delaware Dividend Income Fund	February 28, 2014 (Unaudited)

NQ-129 [2/14] 4/14 (12353)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

(Unaudited)

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$586,130,804
Aggregate unrealized appreciation	$99,527,663
Aggregate unrealized depreciation	(13,210,575)
Net unrealized appreciation	$86,317,088

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $131,235,699 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $76,486,649 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Level 3	Total

Agency, Asset Backed & Mortgage Backed
Securities	$—	$2,214,226	$—	$2,214,226
Corporate Debt	—	157,334,289	—	157,334,289
Foreign Debt	—	6,216,405	—	6,216,405
Senior Secured Loans	—	14,643,893	890,000	15,533,893
Municipal Bonds	—	11,081,543	—	11,081,543
Leveraged Non-Recource Security	—	—	—	—
Common Stock	421,503,134	—	—	421,503,134

(Unaudited)

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock[1]	12,038,507	7,964,782	1,073,361	21,076,650
Preferred Stock[2]	1,576,280	1,321,759	—	2,898,039
Limited Partnership	845,145	—	—	845,145
Exchange-Traded Fund	1,261,386	—	—	1,261,386
Short-Term Investments	—	32,483,182	—	32,483,182
Total	$437,224,452	$233,260,079	$1,963,361	$672,447,892
Foreign Currency Exchange Contracts	$—	$(15,897)	$—	$(15,897)
Futures Contracts	(415,033)	—	—	(415,033)
Swap Contracts	—	(403,394)	—	(403,394)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent 57.12%, 37.79% and 5.09%, respectively, of the total market value of the security type. Level 1 investments represent exchange traded investments, Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 54.39% and 45.61%, respectively. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

(Unaudited)

3. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Funds earns a commitment fee, typically set as a percentage of the commitment amount.

As of Feb. 28, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Entegris Bridge Loan	$420,000
Ortho-Clinical Bridge Loan	890,000

4. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(Unaudited)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended Feb. 28, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

	Number of
Call Options	Contracts	Premiums
Options outstanding Nov. 30, 2013	416	$46,460
Options written	1,068	153,711
Options expired	(1,068)	(171,607)
Options terminated in closing purchase transactions	(416)	(28,564)
Options outstanding Feb. 28, 2014	—	$—

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB-by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

(Unaudited)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended February 28, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparites for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading CDS baskets through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

(Unaudited)

5. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the Fund had no securities out on loan.

(Unaudited)

6. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pools of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, an may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified in the schedule of investments.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of investments
Delaware Small Cap Core Fund	February 28, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 96.29%
Basic Materials – 7.19%
Axiall	41,800	$1,691,646
Boise Cascade †	59,665	1,765,487
Cabot	30,200	1,635,028
Chemtura †	86,900	2,150,775
Innophos Holdings	23,600	1,296,112
Kaiser Aluminum	22,500	1,588,275
Kraton Performance Polymers †	31,400	871,036
Materion	44,600	1,319,714
Neenah Paper	32,700	1,641,867
Stepan	19,200	1,167,360
Taminco †	77,405	1,758,642
U.S. Silica Holdings	17,595	577,116
		17,463,058
Business Services – 5.67%
Cross Country Healthcare †	118,000	1,227,200
FTI Consulting †	63,300	1,847,727
Kforce	103,075	2,258,373
McGrath RentCorp	32,380	1,048,141
TeleTech Holdings †	75,200	1,810,816
U.S. Ecology	45,680	1,641,282
United Stationers	53,900	2,297,757
WageWorks †	27,693	1,638,041
		13,769,337
Capital Goods – 8.92%
AAON	94,187	2,814,308
Acuity Brands	8,520	1,201,746
Applied Industrial Technologies	46,240	2,359,627
Barnes Group	59,500	2,287,775
Chart Industries †	3,834	320,369
Columbus McKinnon †	69,720	1,775,071
ESCO Technologies	32,000	1,146,880
Esterline Technologies †	10,700	1,152,390
Granite Construction	52,041	1,913,027
Kadant	49,600	1,991,440
MYR Group †	62,200	1,447,394
Rofin-Sinar Technologies †	70,600	1,656,982
Tetra Tech †	55,300	1,597,064
		21,664,073
Communications Services – 2.08%
Atlantic Tele-Network	20,684	1,355,629

NQ-480 [2/14] 4/14 (12347)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Communications Services (continued)
InterXion Holding †	58,891	$1,412,795
RigNet †	47,601	2,276,280
		5,044,704
Consumer Discretionary – 4.34%
Express †	65,800	1,203,482
Francesca’s Holdings †	88,900	1,739,773
G-III Apparel Group †	35,700	2,480,793
Iconix Brand Group †	62,400	2,510,976
Steven Madden †	71,350	2,600,708
		10,535,732
Consumer Services – 4.01%
Buffalo Wild Wings †	15,320	2,221,400
Cheesecake Factory	33,100	1,572,912
Del Frisco’s Restaurant Group †	43,000	1,119,720
Jack in the Box †	44,580	2,561,121
Popeyes Louisiana Kitchen †	56,400	2,259,384
		9,734,537
Consumer Staples – 3.42%
Casey’s General Stores	34,200	2,342,358
J&J Snack Foods	17,186	1,596,236
Prestige Brands Holdings †	57,400	1,635,326
Susser Holdings †	45,250	2,741,245
		8,315,165
Credit Cyclicals – 1.15%
Tenneco †	46,500	2,801,160
		2,801,160
Energy – 5.75%
Bonanza Creek Energy †	34,100	1,703,977
Bristow Group	13,950	1,082,520
C&J Energy Services †	46,400	1,199,440
Carrizo Oil & Gas †	37,400	1,860,276
Diamondback Energy †	17,710	1,139,284
Jones Energy Class A †	73,770	1,152,287
Kodiak Oil & Gas †	127,400	1,504,594
Pioneer Energy Services †	144,900	1,651,860
Rosetta Resources †	41,900	1,859,103
RSP Permian †	29,315	814,957
		13,968,298
Financials – 15.37%
American Equity Investment Life Holding	86,500	1,890,890

2     NQ-480 [2/14] 4/14 (12347)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
AMERISAFE	40,700	$1,772,078
BBCN Bancorp	99,700	1,696,894
Bryn Mawr Bank	18,400	524,216
Capital Bank Financial †	55,397	1,274,131
Cardinal Financial	94,000	1,620,560
City Holding	36,650	1,622,862
Evercore Partners Class A	29,700	1,652,508
Fidelity & Guaranty Life †	78,535	1,701,068
Flushing Financial	65,600	1,359,232
Greenhill	23,800	1,267,826
Independent Bank @	43,200	1,589,328
Maiden Holdings	103,500	1,162,305
Park National	21,400	1,670,484
Primerica	44,700	2,003,454
Prosperity Bancshares	34,000	2,152,540
Sterling Bancorp	117,700	1,511,268
Stifel Financial †	40,000	1,923,600
Susquehanna Bancshares	159,100	1,740,554
Texas Capital Bancshares †	31,300	1,970,335
United Fire Group	43,200	1,251,936
Webster Financial	69,400	2,149,318
Western Alliance Bancorp †	79,100	1,831,956
		37,339,343
Healthcare – 13.63%
Acorda Therapeutics †	54,600	2,000,544
Air Methods †	53,900	2,911,676
Akorn †	52,800	1,363,296
Align Technology †	49,270	2,578,299
Auxilium Pharmaceuticals †	81,000	2,490,750
Cepheid †	36,300	1,947,858
CONMED	47,640	2,220,977
CryoLife	116,505	1,160,390
Haemonetics †	41,200	1,502,976
ICON †	53,900	2,524,676
InterMune †	71,000	2,132,840
Medicines †	30,600	934,830
Merit Medical Systems †	65,587	989,708
NPS Pharmaceuticals †	40,500	1,416,690
Quidel †	65,300	1,829,706
Spectrum Pharmaceuticals †	120,300	1,004,505
WellCare Health Plans †	24,300	1,502,226

NQ-480 [2/14] 4/14 (12347)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Healthcare (continued)
West Pharmaceutical Services	57,220	$2,608,088
		33,120,035
Media – 0.44%
National CineMedia	69,350	1,065,216
		1,065,216
Real Estate – 4.95%
DCT Industrial Trust	177,900	1,408,968
DuPont Fabros Technology	62,500	1,660,000
EastGroup Properties	20,700	1,284,228
EPR Properties	32,400	1,725,624
Kite Realty Group Trust	179,700	1,110,546
LaSalle Hotel Properties	64,200	2,012,028
Ramco-Gershenson Properties Trust	77,900	1,300,930
Sovran Self Storage	20,430	1,511,616
		12,013,940
Technology – 15.96%
Amkor Technology †	259,800	1,538,016
Anixter International	21,950	2,347,553
Applied Micro Circuits †	159,300	1,825,578
Brightcove †	187,200	1,815,840
Callidus Software †	57,700	711,441
ExlService Holdings †	26,690	747,053
FARO Technologies †	31,890	1,834,951
inContact †	184,470	1,663,919
j2 Global	42,200	2,169,080
KEYW Holding †	150,582	2,755,651
Marin Software †	74,200	849,590
NETGEAR †	46,410	1,586,294
Plantronics	31,600	1,402,408
Proofpoint †	47,800	1,981,310
Rally Software Development †	50,000	994,500
Rocket Fuel †	33,500	1,878,010
SciQuest †	51,300	1,514,376
Semtech †	75,200	1,876,240
Shutterfly †	36,600	1,996,896
SS&C Technologies Holdings †	40,932	1,583,250
Synaptics †	40,320	2,622,413
Trulia †	48,700	1,459,052
WNS Holdings ADR †	81,798	1,626,962
		38,780,383

4     NQ-480 [2/14] 4/14 (12347)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Transportation – 1.65%
Roadrunner Transportation Systems †	66,400	$1,561,064
XPO Logistics †	77,800	2,446,032
		4,007,096
Utilities – 1.76%
Cleco	37,900	1,873,397
NorthWestern	28,600	1,313,884
UIL Holdings	28,216	1,092,524
		4,279,805
Total Common Stock (cost $184,398,122)		233,901,882

	Principal amount°
Short-Term Investments – 2.48%
Repurchase Agreements – 1.54%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $980,228 (collateralized by U.S.
government obligations 0.625% - 1.75% 2/15/17 -
5/15/22; market value $999,832)	980,227	980,227
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $163,372 (collateralized by U.S.
government obligations 0.00% - 0.25% 8/21/14 -
1/31/16; market value $166,639)	163,372	163,372
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $2,609,412 (collateralized by U.S.
government obligations 1.375% - 2.375% 9/30/14 -
1/31/21; market value $2,661,888)	2,609,401	2,609,401
		3,753,000
U.S. Treasury Obligations – 0.94%≠
U.S. Treasury Bills
0.056% 4/24/14	1,667,528	1,667,416
0.093% 11/13/14	616,255	615,884
		2,283,300
Total Short-Term Investments (cost $6,036,236)		6,036,300

Total Value of Securities – 98.77%
(cost $190,434,358)		239,938,182

Receivables and Other Assets Net of Liabilities – 1.23%		2,981,365
Net Assets – 100.00%		$242,919,547

NQ-480 [2/14] 4/14 (12347)     5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $1,589,328, which represented 0.65% of the Fund’s net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

6     NQ-480 [2/14] 4/14 (12347)

Notes
Delaware Small Cap Core Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

NQ-480 [2/14] 4/14 (12347)     7

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$191,166,673
Aggregate unrealized appreciation	$51,269,833
Aggregate unrealized depreciation	(2,498,324)
Net unrealized appreciation	$48,771,509

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

8     NQ-480 [2/14] 4/14 (12347)

(Unaudited)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Common Stock	$233,901,882	$—	$233,901,882
Short-Term Investments	—	6,036,300	6,036,300
Total	$233,901,882	$6,036,300	$239,938,182

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

NQ-480 [2/14] 4/14 (12347)     9

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the Fund had no securities out on loan.

10     NQ-480 [2/14] 4/14 (12347)

(Unaudited)

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

NQ-480 [2/14] 4/14 (12347)     11

Schedule of investments
Delaware Small Cap Value Fund	February 28, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 96.36%
Basic Industry – 9.71%
Albemarle	409,400	$27,016,306
Berry Plastics Group †	1,186,300	28,862,679
Chemtura †	1,479,800	36,625,050
Cytec Industries	327,200	30,976,024
Fuller (H.B.)	838,600	40,655,328
Glatfelter	776,600	23,569,810
Kaiser Aluminum	448,927	31,689,757
Olin	626,800	16,415,892
		235,810,846
Business Services – 1.12%
Brink’s	397,000	12,072,770
United Stationers	356,118	15,181,310
		27,254,080
Capital Spending – 10.77%
Actuant Class A	583,900	20,471,534
Altra Holdings @	753,114	26,660,236
Chicago Bridge & Iron	169,500	14,270,205
EnPro Industries †	233,400	16,718,442
ITT	917,000	40,256,300
MasTec †	380,000	15,557,200
Primoris Services	392,800	12,282,856
Regal-Beloit	330,000	24,317,700
Thermon Group Holdings †	404,900	9,835,021
United Rentals †	918,500	81,140,290
		261,509,784
Consumer Cyclical – 3.72%
Barnes Group	513,600	19,747,920
Dana Holdings	998,200	21,640,976
Knoll	667,000	10,385,190
Meritage Homes †	554,500	26,732,445
Standard Motor Products	338,200	11,887,730
		90,394,261
Consumer Services – 9.16%
Asbury Automotive Group †	267,100	13,579,364
Brinker International	301,400	16,577,000
Cato Class A @	692,600	19,441,282
Cheesecake Factory	461,000	21,906,720
Finish Line Class A	640,700	17,311,714
Genesco †	265,500	19,713,375
Guess	252,700	7,666,918

NQ-021 [2/14] 4/14 (12349)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Consumer Services (continued)
Hanesbrands	325,900	$23,881,952
Meredith	426,000	19,936,800
Pier 1 Imports	775,800	14,678,136
Stage Stores	647,100	12,812,580
Steven Madden †	511,750	18,653,287
Texas Roadhouse	611,800	16,182,110
		222,341,238
Consumer Staples – 0.52%
Pinnacle Foods	447,300	12,667,536
		12,667,536
Energy – 8.45%
Helix Energy Solutions Group †	1,701,600	40,225,824
Jones Energy Class A †	437,100	6,827,502
Patterson-UTI Energy	1,253,300	36,483,563
Southwest Gas	536,300	28,970,926
Stone Energy †	828,363	29,771,366
Whiting Petroleum †	916,000	62,938,360
		205,217,541
Financial Services – 20.87%
Bank of Hawaii	582,200	34,029,590
Boston Private Financial Holdings	1,529,000	19,938,160
Community Bank System @	838,000	30,528,340
CVB Financial	566,300	8,817,291
East West Bancorp	1,699,423	60,652,407
First Financial Bancorp	1,208,700	20,596,248
First Midwest Bancorp	1,064,700	17,748,549
Hancock Holding	1,097,900	37,833,634
Independent Bank @	681,600	25,076,064
Infinity Property & Casualty @	293,082	21,614,798
Main Street Capital	549,900	19,301,490
NBT Bancorp @	1,016,900	23,876,812
Platinum Underwriters Holdings	0	37,522,662
ProAssurance	495,500	22,525,430
S&T Bancorp @	527,556	12,170,717
Selective Insurance Group @	1,197,700	27,595,008
StanCorp Financial Group	198,000	13,103,640
Validus Holdings	538,684	19,828,958
Webster Financial	1,103,300	34,169,201
WesBanco @	665,700	19,844,517
		506,773,516

2     NQ-021 [2/14] 4/14 (12349)

(Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Healthcare – 5.79%
Cooper	115,100	$14,756,971
Haemonetics †	361,200	13,176,576
Owens & Minor	517,900	17,981,488
Service Corp. International	1,338,900	25,024,041
STERIS	598,600	27,625,390
Teleflex	231,900	23,651,481
VCA Antech †	594,200	18,402,374
		140,618,321
Real Estate – 6.67%
Alexander & Baldwin	450,200	18,737,324
Brandywine Realty Trust	1,551,337	22,727,087
Education Realty Trust	1,160,400	10,942,572
Healthcare Realty Trust	714,600	17,128,962
Highwoods Properties	583,200	21,992,472
Lexington Realty Trust	2,236,100	25,513,901
Ramco-Gershenson Properties Trust	878,689	14,674,106
Summit Hotel Properties	1,248,200	11,533,368
Washington Real Estate Investment Trust	741,400	18,646,210
		161,896,002
Technology – 14.46%
Black Box @	223,813	5,953,426
Brocade Communications Systems †	2,476,400	23,699,148
Cirrus Logic †	1,053,800	20,285,650
CommScope Holding †	984,400	23,812,636
Compuware	2,621,700	28,707,615
Electronics for Imaging †	449,800	20,061,080
Netscout Systems †	513,900	19,517,922
ON Semiconductor †	3,277,500	30,611,850
Premiere Global Services @†	962,850	10,889,834
PTC †	813,600	31,982,616
RF Micro Devices †	1,932,600	13,682,808
Synopsys †	994,900	40,193,960
Tech Data †	435,300	25,073,280
Teradyne †	1,207,300	24,484,044
Vishay Intertechnology	2,264,300	32,017,202
		350,973,071
Transportation – 2.72%
Kirby †	166,300	17,396,643
Matson	507,700	12,245,724
Saia †	400,150	13,821,181

NQ-021 [2/14] 4/14 (12349)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Transportation (continued)
Werner Enterprises	875,700	$22,636,845
		66,100,393
Utilities – 2.40%
Black Hills	371,100	21,045,081
El Paso Electric	484,900	17,092,725
NorthWestern	437,600	20,103,344
		58,241,150
Total Common Stock (cost $1,736,359,355)		2,339,797,739

Exchange-Traded Fund – 0.58%
iShares Russell 2000 Value ETF	140,900	14,090,000
Total Exchange-Traded Fund (cost $12,138,626)		14,090,000

	Principal amount°
Short-Term Investments – 2.40%
Repurchase Agreements – 1.84%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $11,671,324 (collateralized by U.S.
government obligations 0.625% - 1.75%
2/15/17 - 5/15/22; market value $11,904,741)	11,671,314	11,671,314
Bank of Montreal
0.04%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $1,945,226 (collateralized by U.S.
government obligations 0.00% - 0.25%
8/21/14 - 1/31/16; market value $1,984,127)	1,945,219	1,945,219
BNP Paribas
0.05%, dated 2/28/14, to be repurchased on 3/3/14,
repurchase price $31,069,596 (collateralized by U.S.
government obligations 1.375% - 2.375%
9/30/14 - 1/31/21; market value $31,694,415)	31,069,467	31,069,467
		44,686,000
U.S. Treasury Obligations – 0.56%≠
U.S. Treasury Bills
0.061% 4/24/14	11,829,123	11,828,331
0.093% 11/13/14	1,776,751	1,775,681
		13,604,012
Total Short-Term Investments (cost $58,289,614)		58,290,012

4     NQ-021 [2/14] 4/14 (12349)

(Unaudited)

Value (U.S. $)

Total Value of Securities – 99.34%
(cost $1,806,787,595)	$2,412,177,751
Receivables and Other Assets Net of Liabilities – 0.66%	15,995,138
Net Assets – 100.00%	$2,428,172,889

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $223,651,034, which represented 9.21% of the Fund’s net assets. See Note 4 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ETF – Exchange-Traded Fund

NQ-021 [2/14] 4/14 (12349)     5

Notes
Delaware Small Cap Value Fund	February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

6     NQ-021 [2/14] 4/14 (12349)

(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,807,683,516
Aggregate unrealized appreciation	$610,729,942
Aggregate unrealized depreciation	(6,235,707)
Net unrealized appreciation	$604,494,235

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-021 [2/14] 4/14 (12349)     7

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Total
Common Stock	$2,339,797,739	$—	$2,339,797,739
Exchange-Traded Fund	14,090,000	—	14,090,000
Short-Term Investments	—	58,290,012	58,290,012
Total	$2,353,887,739	$58,290,012	$2,412,177,751

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

8     NQ-021 [2/14] 4/14 (12349)

(Unaudited)

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on a particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

NQ-021 [2/14] 4/14 (12349)     9

(Unaudited)

At Feb. 28, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Feb. 28, 2014, there were no Rule 144A securities. Illiquid securities held by the Fund have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

10     NQ-021 [2/14] 4/14 (12349)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: